Borrowings - Additional Information (Detail) - Ppp Loan In The Form Of Notes [Member] - Pay Check Protection Program The Ppp [Member] - USD ($)		12 Months Ended
	Apr. 10, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument, Face amount	$ 5,000,000.0
Debt instrument, Maturity date	Apr. 21, 2020
Debt instrument, Interest rate effective percentage		1.00%
Debt instrument, Frequency of periodic payment		payable monthly commencing on November 22, 2020
Debt instrument, Date of first required payment		Nov. 22, 2020
Debt instrument, Prepayment penalties		$ 0